CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 44,863	$ 19,056
Short-term deposits	85,000	67,000
Available-for-sale marketable securities	33,105	40,714
Trade receivables (net of allowance for doubtful accounts of $40 as of December 31, 2012 and 2011)	4,813	8,655
Other accounts receivable and prepaid expenses	4,305	1,837
Inventories	4,523	5,788
Total current assets	176,609	143,050
NON-CURRENT ASSETS:
Long-term deposits	5,000
Long term investment and others	6,066	5,215
Severance pay fund	358	337
Total non-current assets	11,424	5,552
PROPERTY AND EQUIPMENT, NET	1,285	828
INTANGIBLE ASSETS, NET	1,000	1,205
GOODWILL	96,276	96,276
Total assets	286,594	246,911
CURRENT LIABILITIES:
Trade payables	571	2,319
Other accounts payable and accrued expenses	5,401	6,352
Total current liabilities	5,972	8,671
ACCRUED SEVERANCE PAY	6,977	6,081
SHAREHOLDERS' EQUITY:
Share capital Ordinary shares of NIS 0.02 par value Authorized: 50,000,000 shares at December 31, 2012 and December 31, 2011, respectively; Issued and outstanding: 28,304,392 and 27,054,663 shares at December 31, 2012 and December 31, 2011, respectively.	161	155
Additional paid-in capital	312,723	288,641
Accumulated other comprehensive income (loss)	787	(960)
Accumulated deficit	(40,026)	(55,677)
Total shareholders' equity	273,645	232,159
Total liabilities and shareholders' equity	$ 286,594	$ 246,911